DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
TopBuild Corp. 401(k) Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

1. DESCRIPTION OF PLAN

The following description of the TopBuild Corp. (the “Company”, “we”, “our” or “TopBuild”) 401(k) Plan (the “Plan”) provides only general information.  Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General.  The Plan is a defined contribution plan covering hourly and salaried employees of the Company’s operating and administrative subsidiaries, not otherwise covered under a collective bargaining agreement.  These eligible employees may participate in the Plan on their date of hire. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The Plan is administered by the 401(k) Oversight Committee (the “Committee”).  The Committee has overall responsibility for the operation and administration of the Plan.  The Committee, with assistance of an investment manager serving as an ERISA 3(21) co-fiduciary, determines the appropriateness of the Plan’s investment offerings and monitors investment performance.

TopBuild is listed on the NYSE under the ticker symbol “BLD”.

Contributions.  Participants may contribute up to 50 percent of their annual compensation, as defined in the Plan. Newly eligible employees are automatically enrolled in the Plan at a deferral rate of three percent of eligible compensation until the employee changes this election or opts out of the Plan. All employees who are eligible to participate under this Plan and who have attained the age of 50 before the close of the Plan year shall be eligible to make catch-up contributions.  Participants may also make rollover contributions representing distributions from individual IRAs, SEPs, 403(b) and 457(b) plans or other employers’ tax-qualified plans.  The Company may make matching contributions in accordance with the provisions of the Plan.  These Company contributions, if applicable, may vary by division or subsidiary and are invested pursuant to the participant’s investment elections. The Company, at its discretion, may make additional contributions to the Plan at an amount equal to a percentage of each participant’s eligible contribution.  No such additional contribution was made in 2025.  Contributions are subject to certain Internal Revenue Service (“IRS”) limitations.  Participants may direct contributions in one percent increments in any of the various investment options.  If no investment elections are made, the automatic contributions are invested in a qualified default investment account until changed by the participant. The investment options include professionally managed mutual funds, a company stock fund, collective trust funds, and a brokerage account which allows participants to buy, sell, or trade most publicly listed common stocks, corporate and government bonds or other investments.  These options vary in their respective strategies, risks and goals.  Participants may change their investment options daily.

Participant Accounts.  Each active participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions (if applicable), and (b) investment earnings, as defined in the Plan.  Certain expenses may be incurred by individual participants for special services relating to their accounts.  These costs are charged directly to the individual participant’s account.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting and Forfeited Employer Contributions.  Participants are immediately vested in their contributions plus actual earnings thereon.  Vesting conditions for Company contributions may vary by division or subsidiary, but generally, Company matching contributions, plus earnings thereon, are subject to one-year cliff-vesting for employees who started on or after April 1, 2016. Employees hired prior to April 1, 2016 were immediately vested in Company contributions. Participants are also immediately 100 percent vested upon death or disability while employed by the Company, or at retirement.  Any forfeited amounts are used to reduce administrative expenses or Company contributions.  Accumulated forfeitures at December 31, 2025 and 2024, were $650,522 and $686,971, respectively. During the year ended December 31, 2025, the Plan utilized $626,292 of forfeited nonvested accounts to reduce Company contributions.

Stock Fund.  The Plan allows participants to invest in the common stock of the Company through the TopBuild Corp. company stock fund (the “TopBuild Stock Fund”).  Participants may not direct more than 25 percent of their contributions into the TopBuild Stock Fund and may not exchange more than 25 percent of their investments into the TopBuild Stock Fund.  The TopBuild Stock Fund may also hold cash or other short-term securities, although these are expected to be a small percentage of the fund.

Each participant who has an interest in the TopBuild Stock Fund is entitled to exercise voting rights attributable to the shares allocated to his or her TopBuild Stock Fund account and is notified by the Trustee, Fidelity Management Trust Company (“Fidelity”) as defined by the Plan, prior to the time that such rights are to be exercised.  If the Trustee does not receive timely instruction for shares allocated to a participant’s account, the Trustee will not vote those shares, unless otherwise required by law.

Notes Receivable from Participants.  Generally, participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance at the time of the loan.  Loan terms generally range from 1-5 years, or generally up to 15 years in the case of a principal residence loan.  Loans are collateralized by the balances in the participants’ accounts and generally bear interest at a rate equal to the prime rate on the last business day of the month prior to the date of each loan application.  Principal and interest are paid ratably through payroll deductions.

Payment of Benefits.  Generally, after separation from service due to termination, death, disability, or retirement, a participant may elect to receive an amount equal to the value of the participant’s vested interest in his or her account either in a single lump-sum amount or in annual installments over a period not to exceed five years.  In-service and hardship withdrawals made in accordance with the Plan document are distributed in a single payment.